Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Total lease cost	$ 7,522	$ 8,417	$ 15,343	$ 16,552
Right-of-use assets obtained in exchange for lease obligations	$ (1,400)	4,900	2,900	17,900
Impairment of right-of-use assets			$ 5,411	0
Weighted average remaining lease term (in years)	4 years 9 months 7 days		4 years 9 months 7 days
Weighted average discount rate	2.66%		2.66%
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 23,100	$ 29,000	$ 23,100	29,000
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			14,000	15,300
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 1,300	$ 1,300